PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 26, 2014
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of December 26, 2014 and December 27, 2013 (in thousands):

	Successor
	December 26, 2014	December 27, 2013
Vendor rebates receivable	$29,351	$25,657
Prepaid insurance	2,561	3,214
Prepaid maintenance agreements	2,425	1,892
Prepaid rent	2,326	2,218
Other (1)	5,933	7,955
Prepaid expenses and other current assets	$42,596	$40,936
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(1)	Amounts within the "Other" category of prepaid expenses and other current assets were not considered individually significant as of December 26, 2014 and December 27, 2013.